Shareholders' Equity - Schedule of Warrants Outstanding and Exercisable (Details) - shares	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024
Class of Warrant or Right [Line Items]
Warrants outstanding, beginning balance	290,234,910	6,340,000
Warrants, exercisable	860,886,880
Warrants, issued	660,000,150	287,274,910
Warrants, exercise	(89,348,180)	(3,380,000)
Warrants, expired
Warrants outstanding, ending balance	860,886,880	290,234,910
August 9, 2021 Warrants [Member]
Class of Warrant or Right [Line Items]
Warrants outstanding, beginning balance	2,960,000	6,340,000
Warrants, exercisable	2,960,000
Warrants, issued
Warrants, exercise		(3,380,000)
Warrants, expired
Warrants outstanding, ending balance	2,960,000	2,960,000
October 2, 2023 Warrants [Member]
Class of Warrant or Right [Line Items]
Warrants outstanding, beginning balance	35,739,270
Warrants, exercisable
Warrants, issued		35,739,270
Warrants, exercise	(35,739,270)
Warrants, expired
Warrants outstanding, ending balance		35,739,270
November 16, 2023 Warrants [Member]
Class of Warrant or Right [Line Items]
Warrants outstanding, beginning balance	53,608,910
Warrants, exercisable
Warrants, issued		53,608,910
Warrants, exercise	(53,608,910)
Warrants, expired
Warrants outstanding, ending balance		53,608,910
January 17, 2024 Warrants [Member]
Class of Warrant or Right [Line Items]
Warrants outstanding, beginning balance	160,826,730
Warrants, exercisable	160,826,730
Warrants, issued		160,826,730
Warrants, exercise
Warrants, expired
Warrants outstanding, ending balance	160,826,730	160,826,730
March 5, 2024 Warrants [Member]
Class of Warrant or Right [Line Items]
Warrants outstanding, beginning balance	37,100,000
Warrants, exercisable	37,100,000
Warrants, issued		37,100,000
Warrants, exercise
Warrants, expired
Warrants outstanding, ending balance	37,100,000	37,100,000
July 3, 2024 Warrants [Member]
Class of Warrant or Right [Line Items]
Warrants outstanding, beginning balance
Warrants, exercisable	660,000,150
Warrants, issued	660,000,150
Warrants, exercise
Warrants, expired
Warrants outstanding, ending balance	660,000,150